GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
Office, banking, travel, and overheads	$ 470,821	$ 1,859,704	$ 1,960,696	$ 1,929,385
Professional services	59,701	1,544,701	585,342	456,532
Salaries and benefits	906,831	6,670,955	3,919,839	3,466,319
Total	$ 1,437,353	$ 10,075,360	$ 6,465,877	$ 5,852,236